Accrued Liabilites	12 Months Ended
Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Accrued Liabilites
NOTE 8 –ACCRUED LIABILITES
Accrued Liabilities
The Company’s accrued liabilities consist of the following:

(in ‘000)	December 31, 2021	December 31, 2020
Accrued payroll and related	$13,103	$10,657
Accrued cost of revenue	1,641	2,142
Accrued other expenses	5,198	3,845
Sales and other taxes payable	1,369	565

Total accrued liabilities	$21,311	$17,209